COMMITMENTS AND CONTINGENCIES (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating lease commitments
2014	1,518,977
2015	1,668,913
2016	1,669,649
2017	1,656,520
2018	1,604,292
Thereafter	10,695,245
Total	18,813,596
Purchase commitments
Purchase commitments expected to be incurred within one year related to leasehold improvements and installation of equipment for hotel operations	77,578